Convertible Debentures - Summary of Detailed Information about Convertible Debentures (Detail) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Convertible debentures [line items]
Convertible debentures	$ 226,853,084	$ 119,581,192
2016 Debentures [member]
Convertible debentures [line items]
Convertible debentures	94,768,430	61,149,632
2017 Debentures [member]
Convertible debentures [line items]
Convertible debentures	86,567,845	$ 58,431,560
2020 Debentures [member]
Convertible debentures [line items]
Convertible debentures	31,482,817
ISO Energy Debentures [member]
Convertible debentures [line items]
Convertible debentures	$ 14,033,992